Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO Merrick Okamoto	Compensation Actually Paid to PEO Merrick Okamoto(1)	Summary Compensation Table Total for PEO Fred Thiel	Compensation Actually Paid to PEO Fred Thiel(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:
Year							Company Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (loss) (in millions)	Adjusted EBITDA (in millions)(7)
(a)	(b)(i)	(c)(i)	(b)(ii)	(c)(ii)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$—	$—	$27,053,236	$6,229,101	$12,501,550	$3,658,345	$86.00	$62.00	$(1,311.48)	$(330.82)
2024	$—	$—	$43,244,809	$52,085,431	$20,014,101	$24,695,565	$161.00	$51.00	$541.25	$1,234.98
2023	$—	$—	$36,116,620	$29,517,350	$9,355,561	$6,511,973	$225.00	$74.00	$259.05	$415.05
2022	$—	$—	$7,109,432	$5,942,622	$2,734,160	$380,449	$33.00	$16.00	$(694.02)	$(543.38)
2021	$143,781,988	$199,441,219	$18,022,335	$4,663,738	$1,873,210	$3,210,754	$315.00	$116.00	$(29.81)	$162.74

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote			The dollar amounts reported in this column represent the average of the amounts reported for MARA’s non-CEO Named Executive Officers as a group in the “Total” column of the Summary Compensation Table in each year. The names of each of the non-CEO Named Executive Officers included for purposes of calculating the average amounts in each year are as follows: (i) for 2025 and 2024, Mr. Khan and Mr. Nowaid, (ii) for 2023, Mr. Khan, Jim Crawford, Ashu Swami, Adam Swick and Hugh Gallagher; (iii) for 2022, Mr. Gallagher, Mr. Crawford, Mr. Swami, John Lee and Simeon Salzman; and (iv) for 2021, Mr. Crawford, Mr. Swami and Mr. Salzman.
Peer Group Issuers, Footnote			Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is comprised of Bitfarms Ltd. (BITF), CleanSpark, Inc. (CLSK), HIVE Digital Technologies Ltd. (HIVE) and Riot Platforms, Inc. (RIOT). The peer group TSR presented above differs from the peer group TSR disclosed in the Company's Form 10-K for the fiscal year ended December 31, 2025. The figures in this table reflect (i) market capitalization weighting of peer returns at the start of each measurement period, and (ii) TSR calculated for each peer individually prior to averaging across the peer group. The Form 10-K figures were calculated using a simple average of peer prices prior to deriving a single TSR. While the two methodologies produce different absolute figures, the overall trend in peer group performance is consistent across both approaches.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c)(i) represent the amount of “compensation actually paid” in 2021 to Merrick Okamoto, who served as our Chief Executive Officer until April 2021. All such amounts were computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Okamoto during each applicable year. The table below shows adjustments which were made to Mr. Okamoto’s total compensation in 2021 to determine the “compensation actually paid.” For such adjustments, equity values were calculated in accordance with Topic 718.

Adjustments to Determine Compensation “Actually Paid” to the PEO Merrick Okamoto	2021
Total Compensation in the SCT	$143,781,988
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(143,410,673)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$181,973,184
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$17,096,720
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—
Compensation Actually Paid	$199,441,219
(2)The dollar amounts reported in column (c)(ii) represent the amount of “compensation actually paid” in 2025, 2024, 2023, 2022 and 2021 to Mr. Thiel, who has served as our Chief Executive Officer since April 2021. All such amounts were computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Thiel during each applicable year. The table below shows adjustments which were made to Mr. Thiel’s total compensation in 2025, 2024, 2023, 2022 and 2021 to determine the “compensation actually paid.” For such adjustments, equity values were calculated in accordance with Topic 718.

Adjustments to Determine Compensation “Actually Paid” to the PEO Fred Thiel	2025	2024	2023	2022	2021
Total Compensation in the SCT	$27,053,236	$43,244,809	$36,116,620	$7,109,432	$18,022,335
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(19,518,868)	$(40,094,856)	$(33,506,720)	$(5,869,183)	$(17,182,601)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$9,986,832	$36,201,583	$22,504,665	$—	$—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(13,863,068)	$(4,152,080)	$1,671,831	$854,658	$—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$3,069,197	$19,571,094	$1,467,293	$—	$3,236,817
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(498,227)	$(2,685,119)	$1,263,661	$3,847,715	$587,188
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—
Compensation Actually Paid	$6,229,101	$52,085,431	$29,517,350	$5,942,622	$4,663,738

Non-PEO NEO Average Total Compensation Amount			$ 12,501,550	$ 20,014,101	$ 9,355,561	$ 2,734,160	$ 1,873,210
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,658,345	24,695,565	6,511,973	380,449	3,210,754
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-CEO Named Executive Officers as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-CEO Named Executive Officers as a group during the applicable year. The table below shows adjustments which were made to average total compensation for the non-CEO Named Executive Officers as a group in 2025, 2024, 2023, 2022 and 2021 to determine the “compensation actually paid.” For such adjustments, equity values were calculated in accordance with Topic 718.

Adjustments to Determine Compensation “Actually Paid” to Non-CEO NEOs	2025	2024	2023	2022	2021
Total Compensation in the SCT	$12,501,550	$20,014,101	$9,355,561	$2,734,160	$1,873,210
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(8,988,945)	$(18,464,751)	$(8,504,190)	$(2,335,287)	$(1,570,280)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$4,599,201	$15,620,056	$4,464,368	$257,426	$876,267
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(5,659,205)	$(390,768)	$692,917	$(294,400)	$—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$1,413,439	$8,152,946	$421,640	$117,600	$1,263,196
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(207,696)	$(236,018)	$152,043	$(99,050)	$768,361
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$(70,367)	$—	$—
Compensation Actually Paid	$3,658,345	$24,695,565	$6,511,973	$380,449	$3,210,754

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and TSRs MARA Holdings, Inc. CAP vs TSR

PEO CAP ($M) - Merrick Okamoto	PEO CAP ($M) - Fred Thiel
Avg NEO CAP ($M)	MARA TSR
Peer Group TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss) MARA Holdings, Inc. CAP vs Net Income

PEO CAP ($M) - Merrick Okamoto	PEO CAP ($M) - Fred Thiel
Avg NEO CAP ($M)	Net Income ($M)

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted EBITDA MARA Holdings, Inc. CAP vs Adjusted EBITDA ($M)

PEO CAP ($M) - Merrick Okamoto	PEO CAP ($M) - Fred Thiel
Avg NEO CAP ($M)	Adjusted EBITDA ($M)

Total Shareholder Return Vs Peer Group	Compensation Actually Paid and TSRs MARA Holdings, Inc. CAP vs TSR

PEO CAP ($M) - Merrick Okamoto	PEO CAP ($M) - Fred Thiel
Avg NEO CAP ($M)	MARA TSR
Peer Group TSR

Tabular List, Table			Relative TSR •Net Income •Adjusted EBITDA
Total Shareholder Return Amount			$ 86.00	161.00	225.00	33.00	315.00
Peer Group Total Shareholder Return Amount			62.00	51.00	74.00	16.00	116.00
Net Income (Loss)			$ (1,311,480,000)	$ 541,250,000	$ 259,050,000.00	$ (694,020,000.00)	$ (29,810,000)
Company Selected Measure Amount			(330,820,000)	1,234,980,000	415,050,000.00	(543,380,000)	162,740,000
PEO Name	Merrick Okamoto	Mr. Thiel	Mr. Thiel	Mr. Thiel	Mr. Thiel	Mr. Thiel
Additional 402(v) Disclosure			Cumulative TSR is calculated by dividing the difference between MARA’s share price at the end and the beginning of the measurement period (including reinvestment of dividends) by MARA’s share price at the beginning of the measurement period.
Measure:: 1
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name			Net Income
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description			Adjusted EBITDA is defined as (a) GAAP net income (loss) plus (b) adjustments to add back the impacts of (1) interest, (2) income taxes, (3) depreciation and amortization and (4) adjustments for non-cash and/or non-recurring items which include (i) stock-based compensation expense, (ii) change in fair value of derivative instrument, (iii) impairment of goodwill and other assets, (iv) restructuring costs, (v) acquisition and integration costs, (vi) net gain from extinguishment of debt, (vii) net gain on investments and (viii) early termination expenses
Fred Thiel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 27,053,236	$ 43,244,809	$ 36,116,620	$ 7,109,432	$ 18,022,335
PEO Actually Paid Compensation Amount			6,229,101	52,085,431	29,517,350	5,942,622	4,663,738
Merrick Okamoto [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							143,781,988
PEO Actually Paid Compensation Amount							199,441,219
PEO | Fred Thiel [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(19,518,868)	(40,094,856)	(33,506,720)	(5,869,183)	(17,182,601)
PEO | Fred Thiel [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,986,832	36,201,583	22,504,665	0	0
PEO | Fred Thiel [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,863,068)	(4,152,080)	1,671,831	854,658	0
PEO | Fred Thiel [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,069,197	19,571,094	1,467,293	0	3,236,817
PEO | Fred Thiel [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(498,227)	(2,685,119)	1,263,661	3,847,715	587,188
PEO | Fred Thiel [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Merrick Okamoto [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(143,410,673)
PEO | Merrick Okamoto [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Merrick Okamoto [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Merrick Okamoto [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							181,973,184
PEO | Merrick Okamoto [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							17,096,720
PEO | Merrick Okamoto [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,988,945)	(18,464,751)	(8,504,190)	(2,335,287)	(1,570,280)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,599,201	15,620,056	4,464,368	257,426	876,267
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,659,205)	(390,768)	692,917	(294,400)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,413,439	8,152,946	421,640	117,600	1,263,196
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(207,696)	(236,018)	152,043	(99,050)	768,361
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ (70,367)	$ 0	$ 0